Investments Accounted for Using Equity Method (Tables)	12 Months Ended
Sep. 30, 2025
Investments Accounted for Using Equity Method (Tables) [Line Items]
Schedule of Ownership Interest of Significant Interests Equity Accounted Investments

During the years ended September 30, 2025 and 2024 the Company has direct or indirect interests in the following subsidiaries:

Name	Place and date of incorporation	Issued ordinary share capital	Ownership	Principal activities
Techlution Service Limited (“TSL”)	November 28, 2017, Hong Kong	HK$10,000	100% owned by Alpha Technology Group Limited	providing IT development and consulting service to customers
Neural Sense Limited (“NSL”)	October 16, 2019, Hong Kong	HK$10,000	100% owned by Alpha Technology Group Limited	providing IT development and consulting service to customers
Alpha Technology Group (HK) Limited (“Alpha HK”)	September 14, 2022, Hong Kong	HK$10,000	100% owned by Alpha Technology Group Limited	has not commenced its operations
Aifa Technology (Guangzhou) Company Ltd (“Aifa”)	November 6, 2024, PRC	RMB5,000,000	100% owned by Alpha Technology Group Limited	has not commenced its operations

Schedule of Investments Accounted for Equity Method

The movement for the year in the Company’s investments accounted for using the equity method is as follows:

	Investment in joint venture
	HK$	US$
Year ended September 30, 2025
At the beginning of the financial year	—	—
Investment in equity accounted investment	6,000	771
Loss from equity accounted investments, related impairments and expenses	(6,000)	(771)
At the end of the financial year	—	—

Equity Method Investments [Member]
Investments Accounted for Using Equity Method (Tables) [Line Items]
Schedule of Ownership Interest of Significant Interests Equity Accounted Investments	The Company’s ownership interest in significant interests in equity accounted investments results is listed in the table below.
Name	Place and date of incorporation	Issued ordinary share capital	Ownership	Principal activities
Alpha DeepMind Limited (“Alpha DeepMind”)	September 14, 2022, Hong Kong	HK$510,000	54% owned by Alpha Technology Group Limited*	providing consulting services, training services, and AI workflow integration